UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Quarter Ended: December 31, 2010"
Check here if Amendment 	[  ]; Amendment number:
This Amendment (Check only one.): 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY  2/14/11"

Report Type (Check only one.):

	[ X] 13F HOLDINGS REPORT.
	[  ] 13F NOTICE.
	[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 32

"Form 13F Information Table Value Total: $183,848"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
ARVINMERITOR 	COM	043353101	"4,446"				DEFINED	"1,2"	"216,647"
AVON PRODUCTS INC 	COM	054303102	"2,276"				DEFINED	"1,2"	"78,319"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	"3,950"				DEFINED	"1,2"	"138,548"
CIA BRASILEIRA DE DI 	SPN ADR PFD CL A	20440T201	"8,664"				DEFINED	"1,2"	"206,381"
CIA CERVECERIAS UNID 	SPONSORED ADR	204429104	431				DEFINED	"1,2"	"7,136"
COPA HOLDINGS SA 	CL A	P31076105	"5,004"				DEFINED	"1,2"	"85,047"
DANA HOLDING CORP 	COM	235825205	"4,851"				DEFINED	"1,2"	"281,854"
DELL INC 	COM	24702R101	680				DEFINED	"1,2"	"50,172"
FOMENTO ECONOMICO ME 	SPON ADR UNITS	344419106	"8,485"				DEFINED	"1,2"	"151,739"
FORD MOTOR CO 	COM PAR $0.01	345370860	"5,091"				DEFINED	"1,2"	"303,244"
GENERAL MOTORS 	COM	37045V100	"3,137"				DEFINED	"1,2"	"85,100"
GOL LINHAS AEREAS IN 	SP ADR REP PFD	38045R107	"5,029"				DEFINED	"1,2"	"327,009"
GOODYEAR TIRE & RUBB 	COM	382550101	"1,548"				DEFINED	"1,2"	"130,602"
GRUPO AEROPORTUARIO  	SPON ADR SER B	40051E202	"5,134"				DEFINED	"1,2"	"90,956"
INTEL CORP 	COM	458140100	"4,081"				DEFINED	"1,2"	"194,064"
JA SOLAR HOLDINGS CO 	SPON ADR	466090107	490				DEFINED	"1,2"	"70,800"
JOHNSON CONTROLS INC 	COM	478366107	"8,859"				DEFINED	"1,2"	"231,907"
LAS VEGAS SANDS CORP 	COM	517834107	"1,697"				DEFINED	"1,2"	"36,921"
MICRON TECHNOLOGY IN 	COM	595112103	"2,342"				DEFINED	"1,2"	"292,004"
NETEASE.COM 	SPONSORED ADR	64110W102	"2,838"				DEFINED	"1,2"	"78,496"
RADIOSHACK CORP 	COM	750438103	858				DEFINED	"1,2"	"46,428"
RENESOLA LTD 	SPONS ADS	75971T103	883				DEFINED	"1,2"	"101,081"
S&P 500 INDEX 	TR UNIT	78462F103	"3,415"				DEFINED	"1,2"	"27,155"
SEAGATE TECH 	SHS	G7945M107	"2,453"				DEFINED	"1,2"	"163,207"
SK TELECOM CO LTD 	SPONSORED ADR	78440P108	"3,959"				DEFINED	"1,2"	"212,498"
SPDR GOLD TRUST 	GOLD SHS	78463V107	"30,623"				DEFINED	"1,2"	"220,754"
SUNPOWER CORP-A 	COM CL A	867652109	"2,632"				DEFINED	"1,2"	"205,175"
TELE NORTE LESTE PAR 	SPON ADR PFD	879246106	"9,073"				DEFINED	"1,2"	"617,235"
TRINA SOLAR LTD 	SPON ADR	89628E104	"1,174"				DEFINED	"1,2"	"50,117"
TRW AUTOMOTIVE HOLDI 	COM	87264S106	"5,842"				DEFINED	"1,2"	"110,845"
VIMPEL-COMMUNICATION 	SPONSORED ADR	92719A106	"41,094"				DEFINED	"1,2"	"2,732,326"
WYNN RESORTS LTD 	COM	983134107	"2,809"				DEFINED	"1,2"	"27,052"


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